Note 10 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Debt [Table Text Block]
	December 31, 2018	December 31, 2017

Revolving Credit Facility	$430,167	$246,411
Senior Notes	239,577	-
Capital leases maturing at various dates through 2021	1,470	1,991
Other long-term debt maturing at various dates up to 2021	910	1,491
	672,123	249,893
Less: current portion	1,834	2,426

Long-term debt - non-current	$670,289	$247,467

Schedule of Maturities of Long-term Debt [Table Text Block]
2019	$1,834
2020	348
2021	198
2022	-
2023 and thereafter	669,743